FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.2%
90,023	General Electric Co. (a)	$24,403,435
	Banks — 6.8%
430,981	East West Bancorp, Inc. (a)	43,205,845
162,540	JPMorgan Chase & Co. (a)	48,150,850
110,021	M&T Bank Corp. (a)	20,760,963
110,727	PNC Financial Services Group (The), Inc. (a)	21,068,026
77,302	Wintrust Financial Corp. (a)	9,893,110
		143,078,794
	Broadline Retail — 2.7%
627,922	eBay, Inc. (a)	57,611,844
	Building Products — 0.8%
46,357	Carlisle Cos., Inc. (a)	16,443,291
	Capital Markets — 9.5%
40,282	Ameriprise Financial, Inc. (a)	20,873,729
500,837	Bank of New York Mellon (The) Corp. (a)	50,809,914
41,896	Blackrock, Inc. (a)	46,337,395
95,976	Northern Trust Corp. (a)	12,476,880
278,584	Raymond James Financial, Inc. (a)	46,559,744
206,756	State Street Corp. (a)	23,104,983
		200,162,645
	Chemicals — 1.0%
236,298	CF Industries Holdings, Inc. (a)	21,935,543
	Communications Equipment — 1.2%
373,041	Cisco Systems, Inc. (a)	25,396,631
	Construction & Engineering — 0.5%
90,797	AECOM (a)	10,236,454
	Consumer Finance — 4.2%
140,628	American Express Co. (a)	42,091,367
308,134	SLM Corp. (a)	9,798,661
520,640	Synchrony Financial (a)	36,272,989
		88,163,017
	Consumer Staples Distribution & Retail — 0.9%
20,682	Costco Wholesale Corp. (a)	19,433,634
	Electrical Equipment — 0.7%
21,082	GE Vernova, Inc. (a)	13,920,234
	Energy Equipment & Services — 1.6%
741,540	Baker Hughes Co. (a)	33,406,377
	Entertainment — 2.0%
278,041	Electronic Arts, Inc. (a)	42,398,472
	Financial Services — 4.5%
329,727	Corebridge Financial, Inc. (a)	11,725,092
186,051	Equitable Holdings, Inc. (a)	9,553,719
108,331	Jackson Financial, Inc., Class A (a)	9,485,463
20,024	Mastercard, Inc., Class A (a)	11,342,995
377,107	MGIC Investment Corp. (a)	9,767,071
124,664	Visa, Inc., Class A (a)	43,067,672
		94,942,012

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products — 0.4%
159,817	Archer-Daniels-Midland Co. (a)	$8,658,885
	Ground Transportation — 1.2%
170,824	Old Dominion Freight Line, Inc. (a)	25,495,482
	Health Care Equipment & Supplies — 0.9%
148,839	Abbott Laboratories (a)	18,781,993
	Health Care Providers & Services — 1.7%
95,498	Elevance Health, Inc. (a)	27,033,574
13,861	McKesson Corp. (a)	9,613,158
		36,646,732
	Hotels, Restaurants & Leisure — 2.2%
8,394	Booking Holdings, Inc. (a)	46,201,080
	Household Durables — 4.8%
195,568	D.R. Horton, Inc. (a)	27,934,933
294,309	Lennar Corp., Class A (a)	33,015,584
353,768	PulteGroup, Inc. (a)	39,947,482
		100,897,999
	Insurance — 11.5%
275,416	Aflac, Inc. (a)	27,365,334
47,530	Allstate (The) Corp. (a)	9,660,472
140,666	Chubb Ltd. (a)	37,422,783
66,751	Cincinnati Financial Corp. (a)	9,846,440
52,384	Everest Group Ltd. (a)	17,590,547
333,836	Hartford Insurance Group (The), Inc. (a)	41,525,860
262,479	Lincoln National Corp. (a)	10,003,075
35,002	Progressive (The) Corp. (a)	8,471,884
158,621	Travelers (The) Cos., Inc. (a)	41,279,529
560,853	Unum Group (a)	40,274,854
		243,440,778
	Interactive Media & Services — 4.7%
240,998	Alphabet, Inc., Class A (a)	46,247,516
68,001	Meta Platforms, Inc., Class A (a)	52,594,694
		98,842,210
	IT Services — 3.2%
118,810	Accenture PLC, Class A (a)	31,734,151
503,883	Cognizant Technology Solutions Corp., Class A (a)	36,158,644
		67,892,795
	Machinery — 6.3%
56,117	Dover Corp. (a)	10,165,033
521,896	Mueller Industries, Inc. (a)	44,554,262
394,264	PACCAR, Inc. (a)	38,937,513
124,316	Snap-on, Inc. (a)	39,929,056
		133,585,864
	Metals & Mining — 0.4%
64,169	Nucor Corp. (a)	9,180,659
	Oil, Gas & Consumable Fuels — 2.1%
49,951	Diamondback Energy, Inc. (a)	7,425,716

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
155,721	EOG Resources, Inc. (a)	$18,689,634
173,087	Exxon Mobil Corp. (a)	19,323,433
		45,438,783
	Pharmaceuticals — 0.5%
64,270	Johnson & Johnson (a)	10,587,840
	Professional Services — 3.6%
133,205	Automatic Data Processing, Inc. (a)	41,226,948
152,517	Paycom Software, Inc. (a)	35,313,786
		76,540,734
	Semiconductors & Semiconductor Equipment — 9.5%
238,872	Applied Materials, Inc. (a)	43,011,292
44,112	KLA Corp. (a)	38,775,771
256,850	Lam Research Corp. (a)	24,359,654
31,829	Monolithic Power Systems, Inc. (a)	22,638,058
232,928	NVIDIA Corp. (a)	41,430,904
201,129	QUALCOMM, Inc. (a)	29,517,692
		199,733,371
	Software — 4.2%
96,009	Microsoft Corp. (a)	51,220,801
142,833	Salesforce, Inc. (a)	36,898,049
		88,118,850
	Specialty Retail — 3.4%
277,763	Ross Stores, Inc. (a)	37,925,760
176,288	Williams-Sonoma, Inc. (a)	32,974,670
		70,900,430
	Technology Hardware, Storage & Peripherals — 1.3%
129,844	Apple, Inc. (a)	26,951,719
	Textiles, Apparel & Luxury Goods — 0.4%
116,976	NIKE, Inc., Class B (a)	8,736,937
	Total Common Stocks	2,108,165,524
	(Cost $1,947,443,402)
MONEY MARKET FUNDS — 0.1%
2,188,431	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (b)	2,188,431
	(Cost $2,188,431)
	Total Investments — 100.0%	2,110,353,955
	(Cost $1,949,631,833)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(685)	S&P 500® Mini Index	$(43,424,890)	$6,390.00	08/01/25	(356,200)
	(Premiums received $2,985,537)
	Net Other Assets and Liabilities — 0.0%				405,507
	Net Assets — 100.0%				$2,110,403,262

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2025, the value of these securities amounts to $116,877,973.
(b)	Rate shown reflects yield as of July 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,108,165,524	$2,108,165,524	$—	$—
Money Market Funds	2,188,431	2,188,431	—	—
Total Investments	$2,110,353,955	$2,110,353,955	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(356,200)	$(356,200)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 49.9%
	Beverages — 5.0%
33,185	Coca-Cola (The) Co. (a)	$2,252,930
	Biotechnology — 4.9%
7,544	Amgen, Inc. (a)	2,226,234
	Communications Equipment — 5.1%
33,441	Cisco Systems, Inc. (a)	2,276,663
	Diversified Telecommunication Services — 5.1%
53,535	Verizon Communications, Inc. (a)	2,289,157
	Hotels, Restaurants & Leisure — 5.0%
7,532	McDonald’s Corp. (a)	2,260,127
	Household Products — 5.0%
14,953	Procter & Gamble (The) Co. (a)	2,249,978
	IT Services — 4.9%
8,736	International Business Machines Corp. (a)	2,211,518
	Oil, Gas & Consumable Fuels — 5.0%
14,821	Chevron Corp. (a)	2,247,457
	Pharmaceuticals — 9.9%
13,686	Johnson & Johnson (a)	2,254,632
27,928	Merck & Co., Inc. (a)	2,181,735
		4,436,367
	Total Common Stocks	22,450,431
	(Cost $21,792,265)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 58.8%
$26,989,000	U.S. Treasury Bill (a)	(b)	01/22/26	26,449,885
	(Cost $26,469,114)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
289,140	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (c)	289,140
	(Cost $289,140)
	Total Investments — 109.3%	49,189,456
	(Cost $48,550,519)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
76	Amgen, Inc.	$2,242,760	$429.05	01/26/26	1,672
149	Chevron Corp.	2,259,436	225.72	01/26/26	745
334	Cisco Systems, Inc.	2,273,872	91.75	01/26/26	5,010
332	Coca-Cola (The) Co.	2,253,948	95.47	01/26/26	664
88	International Business Machines Corp.	2,227,720	383.15	01/26/26	2,728
136	Johnson & Johnson	2,240,464	228.15	01/26/26	544
75	McDonald’s Corp.	2,250,525	434.28	01/26/26	375
279	Merck & Co., Inc.	2,179,548	149.17	01/26/26	558

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS (Continued)
	Call Options Purchased (Continued)
149	Procter & Gamble (The) Co.	$2,242,003	$248.99	01/26/26	$298
536	Verizon Communications, Inc.	2,291,936	59.48	01/26/26	3,752
	Total Purchased Options				16,346
	(Cost $57,853)
WRITTEN OPTIONS — (23.9)%
	Call Options Written — (0.0)%
(17)	Amgen, Inc.	(501,670)	307.50	08/01/25	(119)
(36)	Chevron Corp.	(545,904)	155.00	08/01/25	(2,016)
(85)	Cisco Systems, Inc.	(578,680)	69.00	08/01/25	(680)
(68)	Coca-Cola (The) Co.	(461,652)	69.00	08/01/25	(204)
(20)	International Business Machines Corp.	(506,300)	260.00	08/01/25	(200)
(32)	Johnson & Johnson	(527,168)	167.50	08/01/25	(352)
(15)	McDonald’s Corp.	(450,105)	297.50	08/01/25	(4,695)
(58)	Merck & Co., Inc.	(453,096)	85.00	08/01/25	(58)
(30)	Procter & Gamble (The) Co.	(451,410)	157.50	08/01/25	(30)
(112)	Verizon Communications, Inc.	(478,912)	43.00	08/01/25	(896)
	Total Call Options Written				(9,250)
	(Premiums received $60,073)
	Put Options Written — (23.9)%
(76)	Amgen, Inc.	(2,242,760)	429.05	01/26/26	(977,816)
(149)	Chevron Corp.	(2,259,436)	225.72	01/26/26	(1,071,906)
(334)	Cisco Systems, Inc.	(2,273,872)	91.75	01/26/26	(745,488)
(332)	Coca-Cola (The) Co.	(2,253,948)	95.47	01/26/26	(872,164)
(88)	International Business Machines Corp.	(2,227,720)	383.15	01/26/26	(1,094,456)
(136)	Johnson & Johnson	(2,240,464)	228.15	01/26/26	(822,392)
(75)	McDonald’s Corp.	(2,250,525)	434.28	01/26/26	(955,350)
(279)	Merck & Co., Inc.	(2,179,548)	149.17	01/26/26	(1,924,542)
(149)	Procter & Gamble (The) Co.	(2,242,003)	248.99	01/26/26	(1,410,434)
(536)	Verizon Communications, Inc.	(2,291,936)	59.48	01/26/26	(887,616)
	Total Put Options Written				(10,762,164)
	(Premiums received $10,800,036)
	Total Written Options				(10,771,414)
	(Premiums received $10,860,109)
	Net Other Assets and Liabilities — 14.6%				6,556,109
	Net Assets — 100.0%				$44,990,497

(a)	All or a portion of this security is pledged as collateral for the options written. At July 31, 2025, the value of these securities amounts to $31,404,825.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of July 31, 2025.

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$22,450,431	$22,450,431	$—	$—
U.S. Treasury Bills	26,449,885	—	26,449,885	—
Money Market Funds	289,140	289,140	—	—
Total Investments	49,189,456	22,739,571	26,449,885	—
Purchased Options	16,346	—	16,346	—
Total	$49,205,802	$22,739,571	$26,466,231	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options:
Call Options Written	$(9,250)	$(9,250)	$—	$—
Put Options Written	(10,762,164)	—	(10,762,164)	—
Total	$(10,771,414)	$(9,250)	$(10,762,164)	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Growth Strength & Target Income (FGSI)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Beverages — 2.0%
691	Monster Beverage Corp. (a) (b)	$40,596
	Biotechnology — 1.9%
140	United Therapeutics Corp. (a) (b)	38,458
	Capital Markets — 10.0%
75	Ameriprise Financial, Inc. (b)	38,864
171	Cboe Global Markets, Inc.	41,218
636	Interactive Brokers Group, Inc., Class A	41,696
82	Moody’s Corp.	42,290
319	Northern Trust Corp.	41,470
		205,538
	Commercial Services & Supplies — 2.0%
886	Copart, Inc. (a) (b)	40,162
	Communications Equipment — 4.3%
365	Arista Networks, Inc. (a) (b)	44,975
97	Motorola Solutions, Inc. (b)	42,581
		87,556
	Consumer Staples Distribution & Retail — 4.0%
43	Costco Wholesale Corp.	40,405
429	Walmart, Inc.	42,033
		82,438
	Electrical Equipment — 2.0%
108	Eaton Corp. PLC (b)	41,550
	Electronic Equipment, Instruments & Components — 2.0%
394	Amphenol Corp., Class A (b)	41,965
	Energy Equipment & Services — 4.3%
1,026	Baker Hughes Co. (b)	46,221
1,223	Schlumberger N.V. (b)	41,338
		87,559
	Financial Services — 7.9%
268	Apollo Global Management, Inc. (b)	38,946
123	Corpay, Inc. (a) (b)	39,735
74	Mastercard, Inc., Class A (b)	41,919
117	Visa, Inc., Class A (b)	40,420
		161,020
	Health Care Equipment & Supplies — 1.9%
486	Dexcom, Inc. (a) (b)	39,254
	Health Care Providers & Services — 1.8%
144	UnitedHealth Group, Inc.	35,937
	Hotels, Restaurants & Leisure — 3.5%
292	Airbnb, Inc., Class A (a) (b)	38,664
756	Chipotle Mexican Grill, Inc. (a) (b)	32,417
		71,081
	Household Durables — 4.0%
179	Garmin Ltd. (b)	39,158
375	PulteGroup, Inc. (b)	42,345
		81,503

FT Vest Growth Strength & Target Income (FGSI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 7.8%
114	Aon PLC, Class A (b)	$40,551
461	Arch Capital Group Ltd.	39,674
192	Marsh & McLennan Cos., Inc.	38,246
593	W.R. Berkley Corp. (b)	40,804
		159,275
	Interactive Media & Services — 4.3%
58	Meta Platforms, Inc., Class A (b)	44,859
1,098	Pinterest, Inc., Class A (a) (b)	42,383
		87,242
	Machinery — 2.1%
99	Caterpillar, Inc. (b)	43,364
	Media — 2.2%
508	Trade Desk (The), Inc., Class A (a) (b)	44,176
	Metals & Mining — 2.1%
700	Newmont Corp.	43,470
	Professional Services — 2.0%
135	Automatic Data Processing, Inc. (b)	41,782
	Semiconductors & Semiconductor Equipment — 7.9%
144	Broadcom, Inc. (b)	42,293
44	KLA Corp. (b)	38,677
56	Monolithic Power Systems, Inc.	39,830
236	NVIDIA Corp. (b)	41,977
		162,777
	Software — 13.8%
111	Adobe, Inc. (a) (b)	39,704
129	Cadence Design Systems, Inc. (a) (b)	47,029
765	Dynatrace, Inc. (a) (b)	40,247
387	Fortinet, Inc. (a) (b)	38,661
54	Intuit, Inc. (b)	42,397
208	Palo Alto Networks, Inc. (a) (b)	36,109
42	ServiceNow, Inc. (a) (b)	39,611
		283,758
	Specialty Retail — 4.1%
314	Ross Stores, Inc.	42,874
334	TJX (The) Cos., Inc. (b)	41,593
		84,467
	Textiles, Apparel & Luxury Goods — 2.1%
400	Deckers Outdoor Corp. (a) (b)	42,468
	Total Common Stocks	2,047,396
	(Cost $2,014,200)
MONEY MARKET FUNDS — 0.7%
15,166	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (c)	15,166
	(Cost $15,166)
	Total Investments — 100.7%	2,062,562
	(Cost $2,029,366)

FT Vest Growth Strength & Target Income (FGSI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(7)	S&P 500® Mini Index	$(443,758)	$639.00	08/01/25	$(448)
	(Premiums received $2,999)
	Net Other Assets and Liabilities — (0.7)%				(13,516)
	Net Assets — 100.0%				$2,048,598

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for the options written. At July 31, 2025, the value of these securities amounts to $1,353,752.
(c)	Rate shown reflects yield as of July 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,047,396	$2,047,396	$—	$—
Money Market Funds	15,166	15,166	—	—
Total Investments	$2,062,562	$2,062,562	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(448)	$(448)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
July 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.